Condensed Financial Information of the Parent Company - Schedule of Cash Flow Statement (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	¥ (215,522)	$ (30,958)	¥ 1,884,956	¥ 3,409,451
Net cash used in investing activities	(828,219)	(118,966)	(1,447,013)	(2,450,800)
Net cash provided by (used in) financing activities	1,749,512	251,301	530,097	2,132,933
Cash, cash equivalents and restricted cash-beginning of year	1,616,164
Cash, cash equivalents and restricted cash-end of year	2,324,542	333,900	1,616,164
Parent Company [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	8,474	1,217	12,111	(12,178)
Net cash used in investing activities	86,471	12,421	(69,660)	(720,259)
Net cash provided by (used in) financing activities	(401,400)	(57,658)	(438,253)	1,677,222
Effect of exchange rate changes on cash, cash equivalents and restricted cash	2,544	366	22,098	(13,447)
Net increase (decrease) in cash, cash equivalents and restricted cash	(303,911)	(43,654)	(473,704)	931,338
Cash, cash equivalents and restricted cash-beginning of year	461,054	66,226	934,758	3,420
Cash, cash equivalents and restricted cash-end of year	¥ 157,143	$ 22,572	¥ 461,054	¥ 934,758